Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                    Ameritas Variable Separate Account VA-2
                             ("Separate Accounts")

                                 Supplement to:

        Overture Life SPVUL, Overture Applause!, Overture Applause! II,
          Overture Encore!, Corporate Benefit VUL, and Overture Bravo!
                         Prospectuses Dated May 1, 2007

                      Overture Ovation! and Protector hVUL
                         Prospectuses Dated May 1, 2008

                             Excel Performance VUL
                          Prospectus Dated May 1, 2012

                 Overture Annuity and Overture Annuity III-Plus
                         Prospectuses Dated May 1, 2007

         Overture Annuity II, Overture Annuity III, Overture Acclaim!,
                              and Overture Accent!
                      Prospectuses Dated September 1, 2009

                                    Medley!
                          Prospectus Dated May 1, 2012

                              Overture Medley (R)
                        Prospectus Dated August 27, 2012

                       Supplement Dated January 18, 2013

The Calvert Variable Series, Inc. Board of Directors (the "Board") approved (i) the removal of the investment subadviser for Calvert VP SRI Strategic Portfolio (the "Portfolio") and (ii) the assumption of the day-to-day management of the Portfolio by the current investment adviser, Calvert Investment Management, Inc., effective as of December 13, 2012. The portfolio manager change does not affect the Portfolio's investment objective.

The Board also approved the reorganization of the Portfolio into the Calvert VP S&P 500 Index Portfolio and recommended approval of the reorganization by Portfolio shareholders. If the Portfolio's shareholders approve the reorganization, the Portfolio will be merged into the Calvert VP S&P 500 Index Portfolio on or about April 30, 2013. If your variable annuity or variable life insurance policy remains invested in Portfolio shares at the time the reorganization is consummated, your Portfolio shares will be replaced by shares of Calvert VP S&P 500 Index Portfolio and thereafter the value of your Account will depend on the performance of Calvert VP S&P 500 Index Portfolio, rather than that of the Portfolio.

The portion of the Separate Account Variable Options chart relating to this Portfolio is revised to read as follows:

---------------------------------------------------- -------------------------------------------------
                     FUND NAME                                        INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                       Portfolio Type / Summary of Investment Objective
---------------------------------------------------- -------------------------------------------------
           Calvert Variable Series, Inc.*                    Calvert Investment Management, Inc.
---------------------------------------------------- -------------------------------------------------
Calvert VP SRI Strategic Portfolio - No Subadviser   Long-term capital appreciation; current income is
                                                     secondary.
---------------------------------------------------- -------------------------------------------------
* This fund is part of Ameritas Mutual Holding Company ("Ameritas(R)"), the ultimate parent of Ameritas
Life. The fund's investment adviser and Calvert Investment Distributors, Inc., the underwriter for this fund, are indirect subsidiaries of Ameritas.

All other provisions of your Policy remain as stated in your Policy and prospectus.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.